UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4520 Main Street, Suite 1425 Kansas City MO	64111
(Address of principal executive offices)	(Zip code)

Matrix 360 Administration, LLC.
4520 Main Street
Suite 1425
Kansas City, MO  64111

(Name and address of agent for service)

Registrant's telephone number, including area code: 877-244-6235

Date of fiscal year end:  02/28/2015

Date of reporting period: 8/31/2014

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi-Annual report to Shareholders of the Snow Capital Family of Funds, a series of funds that are part of the 360 Funds, for the period ended August 31, 2014 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

Snow Capital Focused Value Fund
Class A Shares (Ticker Symbol: SFOAX)
Class I Shares (Ticker Symbol: SFOIX)

Snow Capital Hedged Equity Fund
Class A Shares (Ticker Symbol: SHEAX)
Class I Shares (Ticker Symbol: SHEIX)

Snow Capital Market Plus Fund
Class A Shares (Ticker Symbol: SPLAX)
Class I Shares (Ticker Symbol: SPLIX)

Snow Capital Inflation Advantaged Equities Fund
Class A Shares (Ticker Symbol: SIAAX)
Class I Shares (Ticker Symbol: SIAIX)

Snow Capital Dividend Plus Fund
Class A Shares (Ticker Symbol: SDPAX)
Class I Shares (Ticker Symbol: SDPIX)

Snow Capital Mid Cap Value Fund
Class A Shares (Ticker Symbol: SNMAX)
Class I Shares (Ticker Symbol: SNMIX)

each a series of the
360 Funds

SEMI-ANNUAL REPORT

August 31, 2014

Investment Adviser

Snow Capital Management L.P.
2000 Georgetowne Drive, Suite 200
Sewickley, Pennsylvania 15143

TABLE OF CONTENTS

INVESTMENT HIGHLIGHTS	1
SCHEDULES OF INVESTMENTS	4
STATEMENTS OF ASSETS AND LIABILITIES	17
STATEMENTS OF OPERATIONS	19
STATEMENTS OF CHANGES IN NET ASSETS	21
FINANCIAL HIGHLIGHTS	27
NOTES TO FINANCIAL STATEMENTS	33
ADDITIONAL INFORMATION	45
EXPENSE EXAMPLES	47

Snow Capital Family of Funds	SEMI-ANNUAL REPORT
Investment Highlights
August 31, 2014 (Unaudited)

Snow Capital Focused Value Fund

The investment objective of the Fund is long-term growth of capital. The Fund’s principal investment strategy is to invest primarily in equity securities, including common and preferred stocks, convertible securities and shares of other investment companies and exchange-traded funds (“ETFs”) that invest in equity securities, fixed income securities, or other similar investments. Under normal market conditions the Fund will invest at least 80% of its net assets in equity securities of companies with market capitalizations greater than $1 billion.

Snow Capital Hedged Equity Fund

The investment objective of the Fund is long-term growth of capital and protection of investment principal with lower volatility than the U.S. equity market.  The Fund’s principal investment strategy is to invest at least 80% of long net assets in equity securities, including common and preferred stocks, convertible securities and shares of other investment companies and exchange-traded funds (“ETFs”) that invest in equity securities.  The Adviser will utilize short equity positions in individual equity securities and ETFs to reduce the portfolio’s overall market exposure.   The Fund may borrow money from banks or other financial institutions to purchase securities, commonly known as “leveraging,” in an amount not to exceed one-third of its total assets, as permitted by the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund may invest in equity and/or fixed income securities of companies of any size.  In addition to domestic securities, the Fund may also directly or indirectly invest in foreign equity, including investments in emerging markets.

The percentages in the above graphs are based on the portfolio holdings of the Fund as of August 31, 2014 and are subject to change.

For a detailed break-out of holdings by industry and exchange traded funds by investment type, please refer to the Schedules of Investments.

Snow Capital Family of Funds	SEMI-ANNUAL REPORT
Investment Highlights
August 31, 2014 (Unaudited)

Snow Capital Market Plus Fund

The investment objective of the Fund is long-term growth of capital.  The Fund’s principal investment strategy is to invest primarily in equity securities, including common and preferred stocks, convertible securities and shares of other investment companies and ETFs that invest in equity securities.  Under normal market conditions, the Fund will invest approximately 80% of its net assets in equity securities of companies that are among the top 300 securities by weighting in the Russell 3000 Value Index.  The Fund will invest in each of the top 20 securities by weighting in the Russell 3000 Value Index.  The Adviser will use fundamental analysis and valuation techniques to determine an appropriate weight for each position.

Snow Capital Inflation Advantaged Equities Fund

The investment objective of the Fund is long-term growth of capital and protection of investment principal.  The Fund’s principal investment strategy is to invest primarily in equity securities, including common and preferred stocks, convertible securities and shares of other investment companies and ETFs that invest in equity securities.

The percentages in the above graphs are based on the portfolio holdings of the Fund as of August 31, 2014 and are subject to change.

For a detailed break-out of holdings by industry and exchange traded funds by investment type, please refer to the Schedules of Investments

Snow Capital Family of Funds	SEMI-ANNUAL REPORT
Investment Highlights
August 31, 2014 (Unaudited)

Snow Capital Dividend Plus Fund

The investment objective of the Fund is long-term growth of capital and income.  The Fund’s principal investment strategy is to invest in a diversified portfolio of equities, bonds, preferred stock, and options.  Under normal market conditions, the Fund will invest at least 80% of its net assets in equity securities that pay a dividend and are within the market capitalization range of the Russell 1000 Value Index.  With respect to its remaining assets, the Fund may invest in corporate bonds, sovereign bonds, convertible bonds, preferred stocks, or other securities or instruments whose prices are linked to the value of the underlying common stock of the issuer of the securities.  The Fund may have up to 25% of its net assets invested directly or indirectly in foreign equity  securities, including investments in emerging markets.

Snow Capital Mid Cap Value Fund

The investment objective of the Fund is long-term growth of capital.  The Fund’s principal investment strategy is to invest at least 80% of its net assets in equity securities of companies within the market capitalizations range of the Russell Mid Cap Value Index (“mid-cap securities”).  The Fund’s investments in equity securities may include common and preferred stocks, convertible securities and shares of other investment companies and ETFs that invest in equity securities of mid-cap companies.  In addition to equity securities, the Fund may also invest up to 15% of its net assets in U.S. Government or U.S. agency obligations.  The Fund may have up to 20% of its net assets invested directly or indirectly in foreign equity  securities, including investments in emerging markets.

The percentages in the above graphs are based on the portfolio holdings of the Fund as of August 31, 2014 and are subject to change.

For a detailed break-out of holdings by industry and exchange traded funds by investment type, please refer to the Schedules of Investments

SNOW CAPITAL FAMILY OF FUNDS	SEMI-ANNUAL REPORT
Snow Capital Focused Value Fund
SCHEDULE OF INVESTMENTS
August 31, 2014 (Unaudited)

COMMON STOCK - 98.32%	Shares	Fair Value

Aerospace & Defense - 4.89%
Spirit AeroSystems Holdings, Inc. - Class A (a)	485	$18,600

Auto Manufacturers - 2.70%
General Motors Co.	295	10,266

Banks - 10.15%
JPMorgan Chase & Co.	425	25,266
Bank of America Corp.	830	13,355
		38,621
Chemicals - 2.89%
Axiall Corp.	265	11,019

Computers - 9.23%
Hewlett-Packard Co.	475	18,050
NetApp, Inc.	405	17,075
		35,125
Diversified Financial Services - 2.81%
Ally Financial, Inc. (a)	435	10,701

Hand & Machine Tools - 4.24%
Kennametal, Inc.	360	16,131

Healthcare - Services - 6.42%
Community Health Systems, Inc. (a)	450	24,426

Insurance - 19.38%
American International Group, Inc.	200	11,212
Genworth Financial, Inc.(a)	830	11,778
Hartford Financial Services Group, Inc./The	420	15,561
MetLife, Inc.	365	19,980
Voya Financial, Inc.	390	15,245
		73,776
Internet - 3.22%
Symantec Corp.	505	12,261

Machinery - Diversified - 3.34%
AGCO Corp.	260	12,698

Mining - 5.01%
Rio Tinto PLC - ADR	355	19,078

Oil & Gas - 6.10%
BP PLC - ADR	485	23,202

Pharmaceuticals - 2.97%
Teva Pharmaceutical Industries Ltd. - ADR	215	11,292

Retail - 11.78%
American Eagle Outfitters, Inc.	950	13,376
Macy's, Inc.	245	15,261
Target Corp.	270	16,219
		44,856
Transportation - 3.21%
Tidewater, Inc.	240	12,209

TOTAL COMMON STOCK (Cost $323,823)		374,261

SNOW CAPITAL FAMILY OF FUNDS	SEMI-ANNUAL REPORT
Snow Capital Focused Value Fund
SCHEDULE OF INVESTMENTS
August 31, 2014 (Unaudited)

SHORT TERM INVESTMENTS - 0.94%	Shares	Fair Value

Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.05%(b) (Cost $3,574)	3,574	$3,574

TOTAL INVESTMENTS (Cost $327,397) - 99.26%		$377,835
OTHER ASSETS LESS LIABILITIES, NET - 0.74%		2,809
NET ASSETS - 100%		$380,644

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Rate shown represents the rate at August 31, 2014, is subject to change and resets daily.
ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

SNOW CAPITAL FAMILY OF FUNDS	SEMI-ANNUAL REPORT
Snow Capital Hedged Equity Fund
SCHEDULE OF INVESTMENTS
August 31, 2014 (Unaudited)

COMMON STOCK - 88.41%	Shares	Fair Value

Aerospace & Defense - 3.27%
Spirit AeroSystems Holdings, Inc. - Class A (a)	9,220	$353,587

Auto Manufacturers - 3.70%
General Motors Co.	11,480	399,504

Banks - 7.23%
Bank of America Corp.	12,950	208,365
JPMorgan Chase & Co.	9,645	573,395
		781,760
Chemicals - 1.41%
Axiall Corp.	3,670	152,599

Computers - 11.48%
Hewlett-Packard Co.	16,310	619,780
NetApp, Inc.	14,730	621,017
		1,240,797
Diversified Financial Services - 1.40%
Ally Financial, Inc. (a)	6,170	151,782

Hand & Machine Tools - 4.17%
Kennametal, Inc.	10,060	450,789

Healthcare - Services - 7.43%
Community Health Systems, Inc. (a)	14,800	803,344

Insurance - 12.78%
American International Group, Inc.	2,940	164,816
Genworth Financial, Inc.(a)	12,630	179,220
Hartford Financial Services Group, Inc./The	7,960	294,918
MetLife, Inc.	8,590	470,217
Voya Financial, Inc.	6,960	272,066
		1,381,237
Internet - 4.28%
Symantec Corp.	19,040	462,291

Machinery - Diversified - 3.30%
AGCO Corp.	7,310	357,020

Mining - 3.39%
Rio Tinto PLC - ADR	6,810	365,969

Oil & Gas - 7.01%
BP PLC - ADR	15,840	757,786

Pharmaceuticals - 3.63%
Teva Pharmaceutical Industries Ltd. - ADR	7,460	391,799

Retail - 9.59%
American Eagle Outfitters, Inc.	13,740	193,459
Macy's, Inc.	7,130	444,128
Target Corp.	6,650	399,466
		1,037,053
Transportation - 4.34%
Tidewater, Inc.	9,220	469,021

TOTAL COMMON STOCK (Cost $9,296,737)		9,556,338

SNOW CAPITAL FAMILY OF FUNDS	SEMI-ANNUAL REPORT
Snow Capital Hedged Equity Fund
SCHEDULE OF INVESTMENTS
August 31, 2014 (Unaudited)

EXCHANGE-TRADED FUND - 7.58%	Shares	Fair Value
Equity Fund - 7.58%
Consumer Staples Select Sector SPDR Fund	11,010	$496,881
Utilities Select Sector SPDR Fund	7,460	322,869
TOTAL EXCHANGE-TRADED FUND (Cost $803,053)		819,750

SHORT TERM INVESTMENTS - 4.48%
Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.05%(b) (Cost $483,898)	483,898	483,898

TOTAL INVESTMENTS (Cost $10,583,688) - 102.59%		$10,859,986
SECURITIES SOLD SHORT (Proceeds, $2,720,058) - (25.89)%		(2,798,108)
OTHER ASSETS LESS LIABILITIES, NET - 25.42%		2,747,732

NET ASSETS - 100%		$10,809,610

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Rate shown represents the rate at August 31, 2014, is subject to change and resets daily.
ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

SNOW CAPITAL FAMILY OF FUNDS	SEMI-ANNUAL REPORT
Snow Capital Hedged Equity Fund
SCHEDULE OF INVESTMENTS
August 31, 2014 (Unaudited)

SECURITIES SOLD SHORT - (25.89)%
COMMON STOCK - (25.89)%	Shares	Fair Value

Biotechnology - (2.81)%
BioMarin Pharmaceutical, Inc. (a)	(1,900)	$(135,318)
Medivation, Inc. (a)	(1,840)	(167,918)
		(303,236)
Cosmetics & Personal Care - (1.49)%
Inter Parfums, Inc.	(5,270)	(160,524)

Electronics - (1.47)%
Sensata Technologies Holding NV (a)	(3,240)	(159,311)

Food - (1.58)%
WhiteWave Foods Co./The - Class A (a)	(4,890)	(171,248)

Gas - (1.50)%
Piedmont Natural Gas Co., Inc.	(4,330)	(161,942)

Insurance - (1.49)%
CNO Financial Group, Inc.	(8,990)	(160,472)

Machinery - Diversified - (1.56)%
Middleby Corp./The (a)	(1,960)	(169,011)

Mining - (1.76)%
Century Aluminum Co. (a)	(7,620)	(190,348)

Oil & Gas - (1.68)%
WPX Energy, Inc. (a)	(6,810)	(181,282)

Oil & Gas Services - (1.50)%
Dresser-Rand Group, Inc. (a)	(2,340)	(162,162)

Real Estate Investment Trust - (1.46)%
Weyerhaeuser Co.	(4,660)	(158,207)

Retail - (1.51)%
Ross Stores, Inc.	(2,170)	(163,661)

Semiconductors - (1.51)%
Integrated Device Technology, Inc. (a)	(9,900)	(162,855)

Software - (1.49)%
Electronic Arts, Inc. (a)	(4,250)	(160,820)

Telecommunications - (1.58)%
Telephone & Data Systems, Inc.	(6,490)	(170,947)

Textiles - (1.50)%
Mohawk Industries, Inc. (a)	(1,110)	(162,082)

TOTAL COMMON STOCK SOLD SHORT (Proceeds $2,720,058)		$(2,798,108)

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Rate shown represents the rate at August 31, 2014, is subject to change and resets daily.
ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

SNOW CAPITAL FAMILY OF FUNDS	SEMI-ANNUAL REPORT
Snow Capital Market Plus Fund
SCHEDULE OF INVESTMENTS
August 31, 2014 (Unaudited)

COMMON STOCK - 96.83%	Shares	Fair Value

Aerospace & Defense - 3.27%
Spirit AeroSystems Holdings, Inc. - Class A (a)	245	$9,396
United Technologies Corp.	20	2,160
		11,556
Auto Manufacturers - 2.21%
Ford Motor Co.	150	2,611
General Motors Co.	150	5,220
		7,831
Banks - 15.09%
Bank of America Corp.	825	13,274
Citigroup, Inc.	120	6,198
Goldman Sachs Group, Inc./The	15	2,687
JPMorgan Chase & Co.	360	21,402
US Bancorp/MN	50	2,114
Wells Fargo & Co.	150	7,716
		53,391
Chemicals - 2.82%
Axiall Corp.	240	9,979

Computers - 5.07%
Hewlett-Packard Co.	245	9,310
NetApp, Inc.	205	8,643
		17,953
Cosmetics & Personal Care - 1.76%
Procter & Gamble Co./The	75	6,233

Diversified Financial Services - 1.67%
Ally Financial, Inc. (a)	240	5,904

Electric - 2.63%
Dominion Resources, Inc./VA	25	1,755
Duke Energy Corp.	35	2,590
Exelon Corp.	50	1,671
NextEra Energy, Inc.	20	1,969
Southern Co./The	30	1,332
		9,317
Food - 0.61%
Mondelez International, Inc.	60	2,171

Hand & Machine Tools - 2.28%
Kennametal, Inc.	180	8,066

Healthcare - Services - 4.31%
Community Health Systems, Inc. (a)	225	12,213
UnitedHealth Group, Inc.	35	3,034
		15,247
Insurance - 12.57%
American International Group, Inc.	110	6,167
Berkshire Hathaway, Inc. - Class B (a)	45	6,176
Genworth Financial, Inc.(a)	420	5,960
Hartford Financial Services Group, Inc./The	215	7,966
MetLife, Inc.	190	10,401
Voya Financial, Inc.	200	7,818
		44,488
Internet - 1.92%
Symantec Corp.	280	6,798

Machinery - Diversified - 1.93%
AGCO Corp.	140	6,838

SNOW CAPITAL FAMILY OF FUNDS	SEMI-ANNUAL REPORT
Snow Capital Market Plus Fund
SCHEDULE OF INVESTMENTS
August 31, 2014 (Unaudited)

COMMON STOCK - 96.83% (continued)	Shares	Fair Value

Mining - 2.73%
Rio Tinto PLC - ADR	180	$9,673

Miscellaneous Manufacturing - 2.77%
Eaton Corp. PLC	25	1,745
General Electric Co.	310	8,054
		9,799
Oil & Gas - 11.14%
BP PLC - ADR	245	11,721
Chevron Corp.	55	7,120
ConocoPhillips	35	2,843
Exxon Mobil Corp.	130	12,930
Occidental Petroleum Corp.	15	1,556
PBF Energy, Inc.	115	3,267
		39,437
Pharmaceuticals - 6.54%
Johnson & Johnson	70	7,261
Merck & Co., Inc.	75	4,508
Pfizer, Inc.	190	5,584
Teva Pharmaceutical Industries Ltd. - ADR	110	5,777
		23,130
Real Estate Investment Trust - 0.51%
Annaly Capital Management, Inc.	150	1,785

Retail - 8.20%
American Eagle Outfitters, Inc.	500	7,040
CVS Health Corp.	30	2,384
Macy's, Inc.	125	7,786
Target Corp.	140	8,410
Wal-Mart Stores, Inc.	45	3,397
		29,017
Semiconductors - 1.48%
Intel Corp.	150	5,238

Software - 1.03%
Microsoft Corp.	80	3,634

Telecommunications - 2.57%
AT&T, Inc.	135	4,720
Cisco Systems, Inc.	175	4,373
		9,093
Transportation - 1.72%
Tidewater, Inc.	120	6,104

TOTAL COMMON STOCK (Cost $298,506)		342,682

SHORT TERM INVESTMENTS - 2.28%
Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.05%(b) (Cost $8,080)	8,080	8,080

TOTAL INVESTMENTS (Cost $306,586) - 99.11%		$350,762
OTHER ASSETS LESS LIABILITIES, NET - 0.89%		3,133
NET ASSETS - 100%		$353,895

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Rate shown represents the rate at August 31, 2014, is subject to change and resets daily.
ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

SNOW CAPITAL FAMILY OF FUNDS	SEMI-ANNUAL REPORT
Snow Capital Inflation Advantaged Equities Fund
SCHEDULE OF INVESTMENTS
August 31, 2014 (Unaudited)

COMMON STOCK - 97.95%	Shares	Fair Value

Agriculture - 2.58%
Bunge Ltd.	100	$8,465

Auto Manufacturers - 2.76%
General Motors Co.	260	9,048

Auto Parts & Equipment - 3.05%
Johnson Controls, Inc.	205	10,006

Banks - 7.82%
Bank of America Corp.	690	11,102
JPMorgan Chase & Co.	245	14,565
		25,667
Chemicals - 8.15%
Axiall Corp.	175	7,276
EI du Pont de Nemours & Co.	150	9,917
Mosaic Co./The	200	9,552
		26,745
Cosmetics & Personal Care - 2.03%
Procter & Gamble Co./The	80	6,649

Electric - 2.39%
Exelon Corp.	235	7,854

Environmental Control - 3.10%
Republic Services, Inc.	259	10,186

Food - 1.86%
Tyson Foods, Inc.	160	6,090

Forest Products & Paper - 2.80%
International Paper Co.	190	9,205

Hand & Machine Tools - 2.59%
Kennametal, Inc.	190	8,514

Healthcare - Services - 6.61%
Community Health Systems, Inc. (a)	230	12,484
Health Net, Inc./CA (a)	195	9,204
		21,688
Insurance - 13.84%
American International Group, Inc.	175	9,811
Hartford Financial Services Group, Inc./The	340	12,597
MetLife, Inc.	235	12,864
Voya Financial, Inc.	260	10,163
		45,435
Mining - 11.98%
Alcoa, Inc.	550	9,136
Freeport-McMoRan, Inc.	300	10,911
Newmont Mining Corp.	355	9,617
Rio Tinto PLC - ADR	180	9,673
		39,337
Miscellaneous Manufacturing - 2.81%
General Electric Co.	355	9,223

Oil & Gas - 10.86%
BP PLC - ADR	215	10,286
Chevron Corp.	65	8,414
Devon Energy Corp.	115	8,673
Phillips 66	95	8,267
		35,640

SNOW CAPITAL FAMILY OF FUNDS	SEMI-ANNUAL REPORT
Snow Capital Inflation Advantaged Equities Fund
SCHEDULE OF INVESTMENTS
August 31, 2014 (Unaudited)

COMMON STOCK - 97.95% (continued)	Shares	Fair Value

Oil & Gas Services - 2.41%
McDermott International, Inc. (a)	1,100	$7,920

Real Estate Investment Trust - 2.59%
Highwoods Properties, Inc.	200	8,510

Retail - 5.04%
Target Corp.	175	10,512
Wal-Mart Stores, Inc.	80	6,040
		16,552
Semiconductors - 2.68%
OmniVision Technologies, Inc. (a)	325	8,811

TOTAL COMMON STOCK (Cost $279.260)		321,545

SHORT TERM INVESTMENTS - 1.22%
Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.05%(b) (Cost $3,994)	3,994	3,994

TOTAL INVESTMENTS (Cost $283,254) - 99.17%		325,539
OTHER ASSETS LESS LIABILITIES, NET - 0.83%		2,722
NET ASSETS - 100%		$328,261

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Rate shown represents the rate at August 31, 2014, is subject to change and resets daily.
ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

SNOW CAPITAL FAMILY OF FUNDS	SEMI-ANNUAL REPORT
Snow Capital Dividend Plus Fund
SCHEDULE OF INVESTMENTS
August 31, 2014 (Unaudited)

COMMON STOCK - 89.93%	Shares	Fair Value

Agriculture - 2.80%
Lorillard Inc	160	$9,552

Auto Manufacturers - 2.90%
General Motors Co.	285	9,918

Banks - 5.93%
Banco Santander SA - ADR	425	4,216
JPMorgan Chase & Co.	270	16,052
	695	20,268
Chemicals - 1.76%
Axiall Corp.	145	6,029

Computers - 7.69%
Hewlett-Packard Co.	275	10,450
International Business Machines Corp.	45	8,654
NetApp, Inc.	170	7,167
	490	26,271
Electric - 2.35%
Exelon Corp.	240	8,021

Engineering & Construction - 1.58%
KBR, Inc.	245	5,395

Hand & Machine Tools - 2.56%
Kennametal, Inc.	195	8,738

Healthcare - Services - 3.24%
Quest Diagnostics, Inc.	175	11,062

Insurance - 10.91%
American International Group, Inc.	185	10,371
FBL Financial Group, Inc. - Class A	145	6,790
Hartford Financial Services Group, Inc./The	255	9,448
MetLife, Inc.	195	10,674
	780	37,283
Internet - 1.07%
Symantec Corp.	150	3,642

Mining - 2.75%
Rio Tinto PLC - ADR	175	9,404

Miscellaneous Manufacturing - 0.91%
General Electric Co.	120	3,118

Oil & Gas - 12.70%
BP PLC - ADR	190	9,090
Devon Energy Corp.	140	10,559
Noble Corp. PLC	210	5,977
Paragon Offshore PLC (a)	70	652
PBF Energy, Inc.	360	10,228
Royal Dutch Shell PLC - ADR	85	6,882
	1,055	43,388
Pharmaceuticals - 1.85%
Teva Pharmaceutical Industries Ltd. - ADR	120	6,302

Real Estate Investment Trust - 6.09%
Annaly Capital Management, Inc.	1,015	12,079
Chimera Investment Corp.	2,640	8,738
	3,655	20,817

SNOW CAPITAL FAMILY OF FUNDS	SEMI-ANNUAL REPORT
Snow Capital Dividend Plus Fund
SCHEDULE OF INVESTMENTS
August 31, 2014 (Unaudited)

COMMON STOCK - 89.93% (continued)	Shares	Fair Value

Retail - 11.01%
American Eagle Outfitters, Inc.	1,065	$14,995
Coach, Inc.	195	7,182
Target Corp.	150	9,010
Wal-Mart Stores, Inc.	85	6,417
	1,495	37,604
Savings & Loans - 3.60%
First Niagara Financial Group, Inc.	1,415	12,310

Semiconductors - 1.94%
Intel Corp.	190	6,635

Software - 1.26%
Microsoft Corp.	95	4,316

Telecommunications - 5.03%
Rogers Communications, Inc. - Class B	140	5,711
Verizon Communications, Inc.	230	11,459
	370	17,170

TOTAL COMMON STOCK (Cost $278,029)	12,250	307,243

PARTNERSHIPS - 3.70%
Chemicals - 3.70%
Terra Nitrogen Co. LP	85	12,644
TOTAL PARTNERSHIPS (Cost $12,019)		12,644

PREFERRED STOCK - 3.08%
Banks - 3.08%
Bank of America Corp.7.25%, Series L	9	10,539
TOTAL PREFERRED STOCK (Cost $11,381)		10,539

SHORT TERM INVESTMENTS - 2.38%
Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.05%(b) (Cost $8,127)	8,127	8,127

TOTAL INVESTMENTS (Cost $309,556) - 99.09%		$338,553
OTHER ASSETS LESS LIABILITIES, NET - 0.91%		3,112
NET ASSETS - 100%		$341,665

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Rate shown represents the rate at August 31, 2014, is subject to change and resets daily.
ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

SNOW CAPITAL FAMILY OF FUNDS	SEMI-ANNUAL REPORT
Snow Capital Mid Cap Value Fund
SCHEDULE OF INVESTMENTS
August 31, 2014 (Unaudited)

COMMON STOCK - 90.90%	Shares	Fair Value

Aerospace & Defense - 3.12%
Spirit AeroSystems Holdings, Inc. - Class A (a)	295	$11,313

Agriculture - 1.38%
Archer-Daniels-Midland Co.	100	4,986

Auto Parts & Equipment - 3.14%
Johnson Controls, Inc.	105	5,125
TRW Automotive Holdings Corp. (a)	65	6,259
		11,384
Banks - 3.72%
TCF Financial Corp.	345	5,451
KeyCorp	590	8,030
		13,481
Biotechnology - 1.30%
Myriad Genetics, Inc. (a)	130	4,705

Chemicals - 2.30%
Axiall Corp.	200	8,316

Computers - 4.10%
NCR Corp. (a)	200	6,832
NetApp, Inc.	190	8,010
		14,842
Diversified Financial Services - 2.38%
Ally Financial, Inc. (a)	350	8,610

Electric - 1.84%
Exelon Corp.	200	6,684

Electronics - 3.82%
Avnet, Inc.	180	8,012
Jabil Circuit, Inc.	270	5,827
		13,839
Engineering & Construction - 2.04%
KBR, Inc.	335	7,377

Forest Products & Paper - 2.74%
International Paper Co.	205	9,932

Hand & Machine Tools - 3.34%
Kennametal, Inc.	270	12,099

Healthcare - Services - 5.85%
Community Health Systems, Inc. (a)	200	10,856
Health Net, Inc./CA (a)	145	6,844
WellPoint, Inc.	30	3,495
		21,195
Insurance - 10.62%
Assurant, Inc.	120	8,010
Genworth Financial, Inc.(a)	445	6,315
Hartford Financial Services Group, Inc./The	335	12,412
Voya Financial, Inc.	300	11,727
		38,464
Internet - 2.75%
Symantec Corp.	410	9,955

Leisure Time - 2.29%
Royal Caribbean Cruises Ltd.	130	8,289

SNOW CAPITAL FAMILY OF FUNDS	SEMI-ANNUAL REPORT
Snow Capital Mid Cap Value Fund
SCHEDULE OF INVESTMENTS
August 31, 2014 (Unaudited)

COMMON STOCK - 90.90%	Shares	Fair Value

Machinery - Construction & Mining - 1.50%
Terex Corp.	145	$5,424

Machinery - Diversified - 2.70%
AGCO Corp.	200	9,768

Mining - 1.50%
Newmont Mining Corp.	200	5,418

Miscellaneous Manufacturing - 1.84%
Textron, Inc.	175	6,650

Oil & Gas - 8.59%
Chesapeake Energy Corp.	255	6,936
Devon Energy Corp.	100	7,542
PBF Energy, Inc.	355	10,086
Transocean Ltd.	170	6,571
		31,135
Real Estate Investment Trust - 2.06%
Highwoods Properties, Inc.	175	7,446

Retail - 9.39%
Abercrombie & Fitch Co.	80	3,344
American Eagle Outfitters, Inc.	500	7,040
Big Lots, Inc.	125	5,794
Kohl's Corp.	150	8,818
Macy's, Inc.	145	9,032
		34,028
Savings & Loans - 3.16%
First Niagara Financial Group, Inc.	1,315	11,440

Semiconductors - 1.36%
Broadcom Corp.	125	4,922

Transportation - 2.11%
Tidewater, Inc.	150	7,630

TOTAL COMMON STOCK (Cost $278,325)		329,332

SHORT TERM INVESTMENTS - 7.38%
Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.05%(b) (Cost $26,729)	26,729	26,729

TOTAL INVESTMENTS (Cost $305,054) - 98.28%		$356,061
OTHER ASSETS LESS LIABILITIES, NET - 1.72%		6,249
NET ASSETS - 100%		$362,310

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Rate shown represents the rate at August 31, 2014, is subject to change and resets daily.

The accompanying notes are an integral part of these financial statements.

SNOW CAPITAL FAMILY OF FUNDS	SEMI-ANNUAL REPORT
STATEMENTS OF ASSETS AND LIABILITIES
August 31, 2014 (Unaudited)

	Snow Capital Focused Value Fund		Snow Capital Hedged Equity Fund		Snow Capital Market Plus Fund
Assets:
Investments, at value	$377,835		$10,859,986		$350,762
Deposits at broker	-		2,745,783		-
Due from advisor	6,969		3,229		7,778
Receivables:
Interest	-		50		1
Dividends	789		5,280		911
Prepaid expenses	1,225		1,224		1,223
Total assets	386,818		13,615,552		360,675

Liabilities:
Securities sold short, at value	$-		$2,798,108		$-
Payables:
Accrued distribution (12b-1) fees	44		41		43
Due to administrator	2,251		2,791		2,248
Accrued expenses	3,879		5,002		4,490
Total liabilities	6,174		2,805,942		6,781
Net Assets	$380,644		$10,809,610		$353,894

Sources of Net Assets:
Paid-in capital	$286,812		$10,558,816		$275,369
Undistributed net realized gain on investments	42,306		52,388		32,098
Undistributed (accumulated) net investment income (loss)	1,088		158		2,251
Net unrealized appreciation on investments	50,438		276,298		44,176
Net unrealized depreciation on securities sold short	-		(78,050)		-
Total Net Assets (Unlimited shares of beneficial interest authorized)	$380,644		$10,809,610		$353,894

Total Investments, at cost	327,397		10,583,688		306,586
Proceeds from securities sold short	-		2,720,058		-

Class A Shares:
Net assets	$15,173		$13,363		$14,107
Shares Outstanding (Unlimited shares of beneficial interest authorized)	560		553		542
Net Asset Value Per Share	$27.10	(d)	$24.17	(d)	$26.03

Maximum Offering Price Per Share (a)	$28.60		$25.51		$27.47

Minimum Redemption Price Per Share (b)(c)	$26.83		$23.93		$25.77

Class I Shares:
Net assets	$365,471	1	$10,796,247		$339,787
Shares Outstanding (Unlimited shares of beneficial interest authorized)	13,463		445,468		13,036
Net Asset Value and Offering Price Per Share	$27.15		$24.24		$26.06

Minimum Redemption Price Per Share (c)	$27.01		$24.12		$25.93

(a)	A maximum sales charge of 5.25% is imposed on Class A shares.
(b)
Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 0.50% contingent deferred sales charge ("CDSC") on shares redeemed within one year from the date of purchase.

(c)	A redemption fee of 0.50% will be assessed on shares of the Fund that are held for 30 days or less.
(d)	Net Asset Value Per Share does not recalculate due to rounding.

The accompanying notes are an integral part of these financial statements.

SNOW CAPITAL FAMILY OF FUNDS	SEMI-ANNUAL REPORT
STATEMENTS OF ASSETS AND LIABILITIES
August 31, 2014 (Unaudited)

	Snow Capital Inflation Advantaged Equities Fund		Snow Capital Dividend Plus Fund		Snow Capital Mid Cap Value Fund
Assets:
Investments, at value	$325,539		$338,553		$356,061
Due from advisor	7,188		7,308		7,374
Receivables:
Interest	-		-		1
Dividends	859		688		648
Investment securities sold	-		-		16,350
Prepaid expenses	1,225		1,224		1,224
Total assets	334,811		347,773		381,658

Liabilities:
Payables:
Investment securities purchased	$-		$-		$13,145
Accrued distribution (12b-1) fees	41		41		44
Due to administrator	2,245		2,247		2,249
Accrued expenses	4,265		3,820		3,910
Total liabilities	6,551		6,108		19,348
Net Assets	$328,260		$341,665		$362,310

Sources of Net Assets:
Paid-in capital	$261,236		$279,443		$273,141
Undistributed net realized gain on investments	23,392		29,207		37,194
Undistributed net investment income	1,347		4,018		968
Net unrealized appreciation on investments	42,285		28,997		51,007
Total Net Assets (Unlimited shares of beneficial interest authorized)	$328,260		$341,665		$362,310

Total Investments, at cost	283,254		309,556		305,054

Class A Shares:
Net assets	$13,085		$13,620		$14,442
Shares Outstanding (Unlimited shares of beneficial interest authorized)	519		551		537
Net Asset Value Per Share	$25.24	(d)	$24.70	(d)	$26.88	(d)

Maximum Offering Price Per Share (a)	$26.63		$26.07		$28.37

Minimum Redemption Price Per Share (b)(c)	$24.98		$24.45		$26.61

Class I Shares:
Net assets	$315,175		$328,045		$347,868
Shares Outstanding (Unlimited shares of beneficial interest authorized)	12,471		13,261		12,919
Net Asset Value and Offering Price Per Share	$25.27		$24.74		$26.93

Minimum Redemption Price Per Share (c)	$25.14		$24.62		$26.80

(a)	A maximum sales charge of 5.50% is imposed on Class A shares.
(b)
Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 0.50% contingent deferred sales charge ("CDSC") on shares redeemed within 12 months of purchase.

(c)	A redemption fee of 0.50% will be assessed on shares of the Fund that are held for 30 days or less.
(d)	Net Asset Value Per Share does not recalculate due to rounding.

The accompanying notes are an integral part of these financial statements.

SNOW CAPITAL FAMILY OF FUNDS	SEMI-ANNUAL REPORT
STATEMENTS OF OPERATIONS
August 31, 2014 (Unaudited)

	Snow Capital	Snow Capital	Snow Capital
	Focused Value Fund	Hedged Equity Fund	Market Plus Fund

	For the Six Month	For the Six Month	For the Six Month
	Period Ended	Period Ended	Period Ended
	August 31, 2014	August 31, 2014	August 31, 2014
	(Unaudited)	(Unaudited)	(Unaudited)
Investment income:
Dividends (a)	$3,157	$11,119	$3,528
Interest	2	57	2
Total investment income	3,159	11,176	3,530

Expenses:
Management fees	1,608	6,547	841
Distribution (12b-1) fees - Class A	18	16	17
Administration, Accounting and transfer agent fees and expenses	12,618	13,332	12,603
Miscellaneous	1,513	1,512	1,513
Audit fees	2,672	2,672	2,672
Legal fees	1,800	1,800	1,800
Custodian fees	1,538	2,217	1,611
Pricing fees	1,157	2,117	2,672
Trustee fees and expenses	1,362	1,362	1,362
Registration and filing fees	116	151	115
Insurance	98	98	98
Dividends on securities sold short	-	2,384	-
Interest expense	-	400	-
Total expenses	24,500	34,608	25,304
Less: fees waived and expenses absorbed	(22,428)	(23,625)	(24,025)
Net expenses	2,072	10,983	1,279

Net investment income	1,087	193	2,251

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	42,306	66,318	32,098
Securities sold short	-	(11,068)	-
Net realized gain on investments	42,306	55,250	32,098

Net change in unrealized appreciation (depreciation) on:
Investments	308	219,986	2,012
Securities sold short	-	(71,585)	-
Net change in unrealized appreciation	308	148,401	2,012

Net gain on investments	42,614	203,651	34,110

Net increase in net assets resulting from operations	$43,701	$203,844	$36,361

(a)	Includes foreign taxes withheld of $25, $159, and $20, respectively.

The accompanying notes are an integral part of these financial statements.

SNOW CAPITAL FAMILY OF FUNDS	SEMI-ANNUAL REPORT
STATEMENTS OF OPERATIONS
August 31, 2014 (Unaudited)

	Snow Capital Inflation Advantaged Equities Fund	Snow Capital Dividend Plus Fund	Snow Capital Mid Cap Value Fund

	For the Six Month	For the Six Month	For the Six Month
	Period Ended	Period Ended	Period Ended
	August 31, 2014	August 31, 2014	August 31, 2014
	(Unaudited)	(Unaudited)	(Unaudited)
Investment income:
Dividends (a)	$3,322	$5,665	$2,627
Interest	2	1	5
Total investment income	3,324	5,666	2,632

Expenses:
Management fees	1,569	1,224	1,292
Distribution (12b-1) fees - Class A	16	16	17
Administration, Accounting and transfer agent fees and expenses	12,585	12,595	12,608
Miscellaneous	1,513	1,513	1,512
Audit fees	2,672	2,672	2,672
Legal fees	1,800	1,800	1,800
Custodian fees	1,562	1,362	1,538
Pricing fees	1,713	1,915	2,017
Trustee fees and expenses	1,362	1,362	1,362
Registration and filing fees	113	113	113
Insurance	98	98	98
Total expenses	25,003	24,670	25,029
Less: fees waived and expenses absorbed	(23,026)	(23,022)	(23,290)
Net expenses	1,977	1,648	1,739

Net investment income	1,347	4,018	893

Realized and unrealized gain (loss):
Net realized gain on:
Investments	23,392	29,207	37,194
Net realized gain on investments	23,392	29,207	37,194

Net change in unrealized appreciation (depreciation) on:
Investments	5,793	1,927	(452)
Net change in unrealized appreciation (depreciation)	5,793	1,927	(452)

Net gain on investments	29,185	31,134	36,742

Net increase in net assets resulting from operations	$30,532	$35,152	$37,635

(a)	Includes foreign taxes withheld of $15, $55, and $0, respectively.

The accompanying notes are an integral part of these financial statements.

SNOW CAPITAL FAMILY OF FUNDS	SEMI-ANNUAL REPORT
STATEMENTS OF CHANGES IN NET ASSETS
August 31, 2014 (Unaudited)

	Snow Capital
	Focused Value Fund

	For the Six Month	For the
	Period Ended	Period Ended
	August 31, 2014	February 28, 2014 (a)
	(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment income	$1,087	$2,038
Net realized gain on investments	42,306	34,776
Net unrealized appreciation on investments	308	50,130
Net increase in net assets resulting from operations	43,701	86,944

Distributions to shareholders from:
Net investment income - Class A	-	(56)
Net investment income - Class I	-	(1,981)
Net realized capital gains - Class A	-	(1,390)
Net realized capital gains - Class I	-	(33,386)
Net decrease in net assets resulting from distributions paid	-	(36,813)

Capital share transactions (Note 3):
Increase in net assets from capital share transactions	-	286,812

Increase in net assets	43,701	336,943

Net Assets:
Beginning of period	336,943	-

End of period	$380,644	$336,943
Undistributed (accumulated) net investment income	$1,088	$1

(a)	The Funds commenced operations on March 28, 2013.

The accompanying notes are an integral part of these financial statements.

SNOW CAPITAL FAMILY OF FUNDS	SEMI-ANNUAL REPORT
STATEMENTS OF CHANGES IN NET ASSETS
August 31, 2014 (Unaudited)

	Snow Capital
	Hedged Equity Fund

	For the Six Month	For the
	Period Ended	Period Ended
	August 31, 2014	February 28, 2014 (a)
	(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment income	$193	$655
Net realized gain on investments	55,250	55,264
Net unrealized appreciation on investments	148,401	49,847
Net increase in net assets resulting from operations	203,844	105,766

Distributions to shareholders from:
Net investment income - Class A	-	(4)
Net investment income - Class I	-	(686)
Net realized capital gains - Class A	-	(1,162)
Net realized capital gains - Class I	-	(56,964)
Net decrease in net assets resulting from distributions paid	-	(58,816)

Capital share transactions (Note 3):
Increase in net assets from capital share transactions	10,000,000	558,816

Increase in net assets	10,203,844	605,766

Net Assets:
Beginning of period	605,766	-

End of period	$10,809,610	$605,766
Undistributed (accumulated) net investment income (loss)	$158	$(35)

(a)	The Funds commenced operations on March 28, 2013.

The accompanying notes are an integral part of these financial statements.

SNOW CAPITAL FAMILY OF FUNDS	SEMI-ANNUAL REPORT
STATEMENTS OF CHANGES IN NET ASSETS
August 31, 2014 (Unaudited)

	Snow Capital Market Plus Fund

	For the Six Month	For the
	Period Ended	Period Ended
	August 31, 2014	February 28, 2014 (a)
	(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment income	$2,251	$3,764
Net realized gain on investments	32,098	21,605
Net unrealized appreciation on investments	2,012	42,164
Net increase in net assets resulting from operations	36,361	67,533

Distributions to shareholders from:
Net investment income - Class A	-	(125)
Net investment income - Class I	-	(3,639)
Net realized capital gains - Class A	-	(864)
Net realized capital gains - Class I	-	(20,741)
Net decrease in net assets resulting from distributions paid	-	(25,369)

Capital share transactions (Note 3):
Increase in net assets from capital share transactions	-	275,369

Increase in net assets	36,361	317,533

Net Assets:
Beginning of period	317,533	-

End of period	$353,894	$317,533
Undistributed net investment income	$2,251	$-

(a)	The Funds commenced operations on March 28, 2013.

The accompanying notes are an integral part of these financial statements.

SNOW CAPITAL FAMILY OF FUNDS	SEMI-ANNUAL REPORT
STATEMENTS OF CHANGES IN NET ASSETS
August 31, 2014 (Unaudited)

	Snow Capital
	Inflation Advantaged Equities Fund

	For the Six Month	For the
	Period Ended	Period Ended
	August 31, 2014	February 28, 2014 (a)
	(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment income	$1,347	$2,086
Net realized gain on investments	23,392	9,149
Net unrealized appreciation on investments	5,793	36,492
Net increase in net assets resulting from operations	30,532	47,727

Distributions to shareholders from:
Net investment income - Class A	-	(59)
Net investment income - Class I	-	(2,027)
Net realized capital gains - Class A	-	(366)
Net realized capital gains - Class I	-	(8,783)
Net decrease in net assets resulting from distributions paid	-	(11,235)

Capital share transactions (Note 3):
Increase in net assets from capital share transactions	-	261,236

Increase in net assets	30,532	297,728

Net Assets:
Beginning of period	297,728	-

End of period	$328,260	$297,728
Undistributed net investment income	$1,347	$-

(a)	The Funds commenced operations on March 28, 2013.

The accompanying notes are an integral part of these financial statements.

SNOW CAPITAL FAMILY OF FUNDS	SEMI-ANNUAL REPORT
STATEMENTS OF CHANGES IN NET ASSETS
August 31, 2014 (Unaudited)

	Snow Capital
	Dividend Plus Fund

	For the Six Month	For the
	Period Ended	Period Ended
	August 31, 2014	February 28, 2014 (a)
	(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment income	$4,018	$5,195
Net realized gain on investments	29,207	24,248
Net unrealized appreciation on investments	1,927	27,070
Net increase in net assets resulting from operations	35,152	56,513

Distributions to shareholders from:
Net investment income - Class A	-	(184)
Net investment income - Class I	-	(5,011)
Net realized capital gains - Class A	-	(969)
Net realized capital gains - Class I	-	(23,279)
Net decrease in net assets resulting from distributions paid	-	(29,443)

Capital share transactions (Note 3):
Increase in net assets from capital share transactions	-	279,443

Increase in net assets	35,152	306,513

Net Assets:
Beginning of period	306,513	-

End of period	$341,665	$306,513
Undistributed net investment income	$4,018	$-

(a)	The Funds commenced operations on March 28, 2013.

The accompanying notes are an integral part of these financial statements.

SNOW CAPITAL FAMILY OF FUNDS	SEMI-ANNUAL REPORT
STATEMENTS OF CHANGES IN NET ASSETS
August 31, 2014 (Unaudited)

	Snow Capital
	Mid Cap Value Fund

	For the Six Month	For the
	Period Ended	Period Ended
	August 31, 2014	February 28, 2014 (a)
	(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment income	$893	$938
Net realized gain on investments	37,194	22,278
Net unrealized appreciation (depreciation) on investments	(452)	51,459
Net increase in net assets resulting from operations	37,635	74,675

Distributions to shareholders from:
Net investment income - Class A	-	(9)
Net investment income - Class I	-	(854)
Net realized capital gains - Class A	-	(890)
Net realized capital gains - Class I	-	(21,388)
Net decrease in net assets resulting from distributions paid	-	(23,141)

Capital share transactions (Note 3):
Increase in net assets from capital share transactions	-	273,141

Increase in net assets	37,635	324,675

Net Assets:
Beginning of period	324,675	-

End of period	$362,310	$324,675
Undistributed net investment income	$968	$75

(a)	The Funds commenced operations on March 28, 2013.

The accompanying notes are an integral part of these financial statements.

SNOW CAPITAL FAMILY OF FUNDS	SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
August 31, 2014 (Unaudited)

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Snow Capital Focused Value Fund

	Class A				Class I
	For the Six Month		For the		For the Six Month		For the
	Period Ended		Period Ended		Period Ended		Period Ended
	August 31, 2014		February 28, 2014 (a)		August 31, 2014		February 28, 2014 (a)
	(Unaudited)				(Unaudited)

Net Asset Value, Beginning of Period	$24.02		$20.00		$24.03		$20.00

Investment Operations:
Net investment income	0.05		0.11		0.08		0.16
Net realized and unrealized gain on investments	3.03		6.73		3.04		6.74
Total from investment operations	3.08		6.84		3.12		6.90

Distributions:
From net investment income	-		(0.11)		-		(0.16)
From net realized capital gains	-		(2.71)		-		(2.71)
Total distributions	-		(2.82)		-		(2.87)

Net Asset Value, End of Period	$27.10		$24.02		$27.15		$24.03

Total Return (b)	12.82%	(c)	34.48%	(c)	12.98%	(c)	34.80%	(c)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$15		$13		$365		$323

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	13.96%	(d)	17.16%	(d)	13.71%	(d)	16.91%	(d)
After fees waived and expenses absorbed	1.40%	(d)	1.40%	(d)	1.15%	(d)	1.15%	(d)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed	(12.19)%	(d)	(15.23)%	(d)	(11.94)%	(d)	(14.98)%	(d)
After fees waived and expenses absorbed	0.37%	(d)	0.52%	(d)	0.62%	(d)	0.77%	(d)

Portfolio turnover rate	48.95%	(c)	87.78%	(c)	48.95%	(c)	87.78%	(c)

(a)	The Funds commenced operations on March 28, 2013.
(b)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

SNOW CAPITAL FAMILY OF FUNDS	SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
August 31, 2014 (Unaudited)

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Snow Capital Hedged Equity Fund

	Class A				Class I
	For the Six Month		For the		For the Six Month		For the
	Period Ended		Period Ended		Period Ended		Period Ended
	August 31, 2014		February 28, 2014 (a)		August 31, 2014		February 28, 2014 (a)
	(Unaudited)				(Unaudited)

Net Asset Value, Beginning of Period	$21.86		$20.00		$21.90		$20.00

Investment Operations:
Net investment income (loss)	0.02		(0.02)		-		0.03
Net realized and unrealized gain on investments	2.29		4.16		2.34		4.17
Total from investment operations	2.31		4.14		2.34		4.20

Distributions:
From net investment income	-		(0.01)		-		(0.03)
From net realized capital gains	-		(2.27)		-		(2.27)
Total distributions	-		(2.28)		-		(2.30)

Net Asset Value, End of Period	$24.17		$21.86		$24.24		$21.90

Total Return (b)	10.57%	(c)	20.87%	(c)	10.68%	(c)	21.18%	(c)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$13		$12		$10,796		$594

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	5.53%	(d)(e)	10.90%	(d)(e)	5.28%	(d)(e)	10.66%	(d)(e)
After fees waived and expenses absorbed	1.92%	(d)(e)	1.93%	(d)(e)	1.67%	(d)(e)	1.68%	(d)(e)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed	(3.82)%	(d)(e)	(9.09)%	(d)(e)	(3.58)%	(d(e)	(8.84)%	(d)(e)
After fees waived and expenses absorbed	(0.22)%	(d)(e)	(0.11)%	(d)(e)	0.03%	(d)(e)	0.14%	(d)(e)

Portfolio turnover rate	27.57%	(c)	226.74%	(c)	27.57%	(c)	226.74%	(c)

(a)	The Funds commenced operations on March 28, 2013.
(b)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.
(e)	The ratios include 0.42%, 0.43%, 0.42% and 0.43%, respectively for dividends on securities sold short and interest expense.

The accompanying notes are an integral part of these financial statements.

SNOW CAPITAL FAMILY OF FUNDS	SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
August 31, 2014 (Unaudited)

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Snow Capital Market Plus Fund

	Class A				Class I
	For the Six Month		For the		For the Six Month		For the
	Period Ended		Period Ended		Period Ended		Period Ended
	August 31, 2014		February 28, 2014 (a)		August 31, 2014		February 28, 2014 (a)
	(Unaudited)				(Unaudited)

Net Asset Value, Beginning of Period	$23.38		$20.00		$23.39		$20.00

Investment Operations:
Net investment income	0.14		0.25		0.17		0.30
Net realized and unrealized gain on investments	2.51		5.07		2.50		5.08
Total from investment operations	2.65		5.32		2.67		5.38

Distributions:
From net investment income	-		(0.25)		-		(0.30)
From net realized capital gains	-		(1.69)		-		(1.69)
Total distributions	-		(1.94)		-		(1.99)

Net Asset Value, End of Period	$26.03		$23.38		$26.06		$23.39

Total Return (b)	11.33%	(c)	26.73%	(c)	11.42%	(c)	27.05%	(c)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$14		$13		$340		$305

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	15.28%	(d)	18.37%	(d)	15.03%	(d)	18.12%	(d)
After fees waived and expenses absorbed	1.00%	(d)	1.00%	(d)	0.75%	(d)	0.75%	(d)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed	(13.18)%	(d)	(16.17)%	(d)	(12.93)%	(d)	(15.92)%	(d)
After fees waived and expenses absorbed	1.10%	(d)	1.20%	(d)	1.35%	(d)	1.45%	(d)

Portfolio turnover rate	45.55%	(c)	60.52%	(c)	45.55%	(c)	60.52%	(c)

(a)	The Funds commenced operations on March 28, 2013.
(b)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

SNOW CAPITAL FAMILY OF FUNDS	SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
August 31, 2014 (Unaudited)

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Snow Capital Inflation Advantaged Equities Fund

	Class A				Class I
	For the Six Month		For the		For the Six Month		For the
	Period Ended		Period Ended		Period Ended		Period Ended
	August 31, 2014		February 28, 2014 (a)		August 31, 2014		February 28, 2014 (a)
	(Unaudited)				(Unaudited)

Net Asset Value, Beginning of Period	$22.92		$20.00		$22.92		$20.00

Investment Operations:
Net investment income	0.07		0.12		0.10		0.17
Net realized and unrealized gain on investments	2.25		3.64		2.25		3.64
Total from investment operations	2.32		3.76		2.35		3.81

Distributions:
From net investment income	-		(0.12)		-		(0.17)
From net realized capital gains	-		(0.72)		-		(0.72)
Total distributions	-		(0.84)		-		(0.89)

Net Asset Value, End of Period	$25.24		$22.92		$25.27		$22.92

Total Return (b)	10.12%	(c)	18.85%	(c)	10.25%	(c)	19.10%	(c)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$13		$12		$315		$286

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	16.18%	(d)	18.71%	(d)	15.93%	(d)	18.46%	(d)
After fees waived and expenses absorbed	1.50%	(d)	1.50%	(d)	1.25%	(d)	1.25%	(d)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed	(14.06)%	(d)	(16.61)%	(d)	(13.81)%	(d)	(16.36)%	(d)
After fees waived and expenses absorbed	0.62%	(d)	0.59%	(d)	0.87%	(d)	0.84%	(d)

Portfolio turnover rate	40.15%	(c)	33.69%	(c)	40.15%	(c)	33.69%	(c)

(a)	The Funds commenced operations on March 28, 2013.
(b)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

SNOW CAPITAL FAMILY OF FUNDS	SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
August 31, 2014 (Unaudited)

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Snow Capital Dividend Plus Fund

	Class A				Class I
	For the Six Month		For the		For the Six Month		For the
	Period Ended		Period Ended		Period Ended		Period Ended
	August 31, 2014		February 28, 2014 (a)		August 31, 2014		February 28, 2014 (a)
	(Unaudited)				(Unaudited)

Net Asset Value, Beginning of Period	$22.19		$20.00		$22.19		$20.00

Investment Operations:
Net investment income	0.26		0.36		0.29		0.42
Net realized and unrealized gain on investments	2.25		4.09		2.26		4.08
Total from investment operations	2.51		4.45		2.55		4.50

Distributions:
From net investment income	-		(0.37)		-		(0.42)
From net realized capital gains	-		(1.89)		-		(1.89)
Total distributions	-		(2.26)		-		(2.31)

Net Asset Value, End of Period	$24.70		$22.19		$24.74		$22.19

Total Return (b)	11.31%	(c)	22.36%	(c)	11.49%	(c)	22.61%	(c)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$14		$12		$328		$294

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	15.36%	(d)	18.29%	(d)	15.11%	(d)	18.05%	(d)
After fees waived and expenses absorbed	1.25%	(d)	1.25%	(d)	1.00%	(d)	1.00%	(d)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed	(11.88)%	(d)	(15.25)%	(d)	(11.63)%	(d)	(15.00)%	(d)
After fees waived and expenses absorbed	2.22%	(d)	1.80%	(d)	2.47%	(d)	2.05%	(d)

Portfolio turnover rate	40.99%	(c)	73.96%	(c)	40.99%	(c)	73.96%	(c)

(a)	The Funds commenced operations on March 28, 2013.
(b)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

SNOW CAPITAL FAMILY OF FUNDS	SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
August 31, 2014 (Unaudited)

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Snow Capital Mid Cap Value Fund

	Class A				Class I
	For the Six Month		For the		For the Six Month		For the
	Period Ended		Period Ended		Period Ended		Period Ended
	August 31, 2014		February 28, 2014 (a)		August 31, 2014		February 28, 2014 (a)
	(Unaudited)				(Unaudited)

Net Asset Value, Beginning of Period	$24.12		$20.00		$24.13		$20.00

Investment Operations:
Net investment income	0.03		0.02		0.06		0.08
Net realized and unrealized gain on investments	2.73		5.87		2.74		5.87
Total from investment operations	2.76		5.89		2.80		5.95

Distributions:
From net investment income	-		(0.02)		-		(0.07)
From net realized capital gains	-		(1.75)		-		(1.75)
Total distributions	-		(1.77)		-		(1.82)

Net Asset Value, End of Period	$26.88		$24.12		$26.93		$24.13

Total Return (b)	11.44%	(c)	29.57%	(c)	11.60%	(c)	29.89%	(c)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$14		$13		$348		$312

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	14.77%	(d)	17.79%	(d)	14.52%	(d)	17.54%	(d)
After fees waived and expenses absorbed	1.25%	(d)	1.25%	(d)	1.00%	(d)	1.00%	(d)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed	(13.25)%	(d)	(16.42)%	(d)	(12.99)%	(d)	(16.17)%	(d)
After fees waived and expenses absorbed	0.28%	(d)	0.12%	(d)	0.53%	(d)	0.37%	(d)

Portfolio turnover rate	34.28%	(c)	43.72%	(c)	34.28%	(c)	43.72%	(c)

(a)	The Funds commenced operations on March 28, 2013.
(b)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

Snow Capital Family of Funds	SEMI-ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2014 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Snow Capital Family of Funds (the “Funds”) are a series of 360 Funds (the “Trust”). The Trust was organized on February 25, 2005 as a Delaware statutory trust. The Trust is registered as an open end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust currently offers thirteen series of shares. The following series of the Snow Capital Family Funds: (i) Snow Capital Focused Value Fund (“Focused Value Fund”), (ii) Snow Capital Hedged Equity Fund (“Hedged Equity Fund”), (iii) Snow Capital Market Plus Fund (“Market Plus Fund”), (iv) Snow Capital Inflation Advantaged Equities Fund (“Inflation Advantaged Equities Fund”), (v) Snow Capital Dividend Plus Fund (“Dividend Plus Fund”), and (vi) Snow Capital Mid Cap Value Fund (“Mid Cap Value Fund”) (each a “Fund” and collectively, the Funds) are each an open end management investment company and separate series of the Trust. All of the Funds, except Focused Value Fund and Hedged Equity Fund, are diversified Funds. As non-diversified Funds, the Focused Value Fund and Hedged Equity Fund may invest a significant portion of its assets in a small number of companies. The Funds’ investment adviser is Snow Capital Management, L.P (the “Adviser”). Each Fund offers two classes of shares, Class A and Class I shares. Each class of shares commenced operations on March 28, 2013. Each class differs as to sales and redemption charges and ongoing fees. Income and realized/unrealized gains or losses are allocated to each class based on relative share balances. Each Fund’s investment objectives are as follows:

Focused Value Fund	Long-term growth of capital
Hedged Equity Fund	Long-term growth of capital and protection of investment principal with lower volatility than the U.S. equity market
Market Plus Fund	Long-term growth of capital
Inflation Advantaged Equities Fund	Long-term growth of capital and protection of investment principal
Dividend Plus Fund	Long-term growth of capital and income
Mid Cap Value Fund	Long-term growth of capital

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

a)           Investment Valuations - All investments in securities are recorded at their estimated fair value, as described in Note 2

b)           Federal Income Taxes - The Funds intend to qualify as a regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Funds to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of their net investment company taxable income and net capital gains. Therefore, no provisions for federal income taxes are required.

As of and during the six month period ended June 30, 2014, the Funds did not have a liability for any unrecognized tax expenses. The Funds recognize interest and penalties, if any, related to unrecognized tax expenses as income tax expense in the statements of operations. During the year, the Funds did not incur any interest or penalties. As required by GAAP, ASC 740, management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years (tax years ended 2014) and has concluded that no provision for income tax is required in these financial statements.. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Delaware.

c)           Distributions to Shareholders - Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital or net realized gains.

e)           Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Snow Capital Family of Funds	SEMI-ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2014 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

f)         Other - Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

g)         Short Sales of Securities – A Fund may make short sales, which are transactions in which a Fund sells a security it does not own in anticipation of a decline in the market value of that security.  To complete a short sale transaction, a Fund will borrow the security from a broker-dealer, which generally involves the payment of a premium and transaction costs.  A Fund then sells the borrowed security to a buyer in the market.  A Fund will then cover the short position by buying shares in the market either (i) at its discretion; or (ii) when called by the broker-dealer lender.  Until the security is replaced, a Fund is required to pay the broker-dealer lender any dividends or interest that accrues during the period of the loan.  In addition, the net proceeds of the short sale will be retained by the broker to the extent necessary to meet regulatory or other requirements, until the short position is closed out.

A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which a Fund replaces the borrowed security.  A Fund will realize a gain if the security declines in price between those dates.  The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses a Fund may be required to pay in connection with a short sale.  When a Fund makes a short sale, a Fund will segregate liquid assets (such as cash, U.S. government securities, or equity securities) on a Fund’s books and/or in a segregated account at a Fund’s custodian in an amount sufficient to cover the current value of the securities to be replaced as well as any dividends, interest and/or transaction costs due to the broker-dealer lender.  In determining the amount to be segregated, any securities that have been sold short by a Fund will be marked to market daily.  To the extent the market price of the security sold short increases and more assets are required to meet a Fund’s short sale obligations, additional assets will be segregated to ensure adequate coverage of a Fund’s short position obligations.

In addition, a Fund may make short sales “against the box”, i.e., when a Fund sells a security short when a Fund has segregated securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will hold such securities while the short sale is outstanding.  A Fund will incur transaction costs, including interest, in connection with opening, maintaining, and closing short sales against the box.

h)         Exchange Traded Funds – A Fund may invest in Exchange Traded Funds (“ETFs”).  ETFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees fees, and marketing expenses, and ETF shareholders, such as a Fund, pay their proportionate share of these expenses. Your cost of investing in a Fund will generally be higher than the cost of investing directly in ETFs.  By investing in a Fund, you will indirectly bear fees and expenses charged by the underlying ETFs in which a Fund invests in addition to a Fund's direct fees and expenses.

i)         Redemption fees - Shareholders that redeem shares within 30 days of purchase will be assessed a redemption fee of 0.50% of the amount redeemed. The redemption fee is paid directly to and retained by the Funds, and is designed to deter excessive short-term trading and to offset brokerage commissions, market impact and other costs that may be associated with short-term money movement in and out of the Funds. No redemption fees were paid to the Funds during the six month period ended August 31, 2014.

Snow Capital Family of Funds	SEMI-ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2014 (Unaudited)

2.	INVESTMENT VALUATION

Processes and Structure

The Fund’s Board of Trustees has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The company utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

•
Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•
Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

A description of the valuation techniques applied to the company's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock, preferred stock and Exchange-Traded Funds). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

Snow Capital Family of Funds	SEMI-ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2014 (Unaudited)

2.	INVESTMENT VALUATION (continued)

The following table summarizes the inputs used to value the company's assets and liabilities measured at fair value as of August 31, 2014:

Categories (a)	Level 1	Level 2	Level 3	Total
Focused Value Fund:
Common Stock (b)	$374,261	-	-	$374,261
Short-Term Investments	3,574	-	-	3,574
Total Investments in Securities	377,835	-	-	377,835
Hedged Equity Fund:
Common Stock (b)	9,556,338	-	-	9,556,338
Exchange-Traded Funds (b)	819,750	-	-	819,750
Short-Term Investments	483,898	-	-	483,898
Total Investments in Securities	10,859,986	-	-	10,859,986
Common Stock – Sold Short (b)	2,798,108	-	-	2,798,108
Total Investments in Securities Sold Short	2,798,108	-	-	2,798,108
Market Plus Fund:
Common Stock (b)	342,682	-	-	342,682
Short-Term Investments	8,080	-	-	8,080
Total Investments in Securities	350,762	-	-	350,762
Inflation Advantaged Equities Fund:
Common Stock (b)	321,545	-	-	321,545
Short-Term Investments	3,994	-	-	3,994
Total Investments in Securities	325,539	-	-	325,539
Dividend Plus Fund:
Common Stock (b)	307,243	-	-	307,243
Partnerships (b)	12,644	-	-	12,644
Preferred Stock (b)	10,539	-	-	10,539
Short-Term Investments	8,127	-	-	8,127
Total Investments in Securities	338,553	-	-	338,553
Mid Cap Value Fund:
Common Stock (b)	329,332	-	-	329,332
Short-Term Investments	26,729	-	-	26,729
Total Investments in Securities	356,061	-	-	356,061

(a)
At August 31, 2014, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)
All common stock, partnerships, preferred stock and exchange traded funds held in the Funds are Level 1 securities. For a detailed break-out of stocks by industry and exchange traded funds by investment type, please refer to the Schedules of Investments.

The Fund recognizes transfers, if any, between fair value hierarchy levels at the reporting period end.  There were no transfers between levels as of August 31, 2014, from the valuation input levels used on February 28, 2014.

Snow Capital Family of Funds	SEMI-ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2014 (Unaudited)

3.	CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the Funds for the six month period ended August 31, 2014 were as follows:

Focused Value Fund:	Sold	Redeemed	Reinvested	Net Increase
Class A
Shares	-	-	-	-
Value	$-	$-	$-	$-
Class I
Shares	-	-	-	-
Value	$-	$-	$-	$-

Hedged Equity Fund:	Sold	Redeemed	Reinvested	Net Increase
Class A
Shares	-	-	-	-
Value	$-	$-	$-	$-
Class I
Shares	418,355	-	-	418,355
Value	$10,000,000	$-	$-	$10,000,000

Market Plus Fund:	Sold	Redeemed	Reinvested	Net Increase
Class A
Shares	-	-	-	-
Value	$-	$-	$-	$-
Class I
Shares	-	-	-	-
Value	$-	$-	$-	$-

Inflation Advantaged Equities Fund:	Sold	Redeemed	Reinvested	Net Increase
Class A
Shares	-	-	-	-
Value	$-	$-	$-	$-
Class I
Shares	-	-	-	-
Value	$-	$-	$-	$-

Snow Capital Family of Funds	SEMI-ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2014 (Unaudited)

3.	CAPITAL SHARE TRANSACTIONS (continued)

Dividend Plus Fund:	Sold	Redeemed	Reinvested	Net Increase
Class A
Shares	-	-	-	-
Value	$-	$-	$-	$-
Class I
Shares	-	-	-	-
Value	$-	$-	$-	$-

Mid Cap Value Fund:	Sold	Redeemed	Reinvested	Net Increase
Class A
Shares	-	-	-	-
Value	$-	$-	$-	$-
Class I
Shares	-	-	-	-
Value	$-	$-	$-	$-

Transactions in shares of capital stock for the Funds for the period since inception of March 28, 2013 through February 28, 2014 were as follows:

Focused Value Fund:	Sold	Redeemed	Reinvested	Net Increase
Class A
Shares	500	-	60	560
Value	$10,000	-	$1,445	$11,445
Class I
Shares	12,000	-	1,463	13,463
Value	$240,000	-	$35,367	$275,367

Hedged Equity Fund:	Sold	Redeemed	Reinvested	Net Increase
Class A
Shares	500	-	53	553
Value	$10,000	-	$1,166	$11,166
Class I
Shares	24,500	-	2,613	27,113
Value	$490,000	-	$57,650	$547,650

Snow Capital Family of Funds	SEMI-ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2014 (Unaudited)

3.	CAPITAL SHARE TRANSACTIONS (continued)

Market Plus Fund:	Sold	Redeemed	Reinvested	Net Increase
Class A
Shares	500	-	42	542
Value	$10,000	-	$989	$10,989
Class I
Shares	12,000	-	1,036	13,036
Value	$240,000	-	$24,380	$264,380

Inflation Advantaged Equities Fund:	Sold	Redeemed	Reinvested	Net Increase
Class A
Shares	500	-	19	519
Value	$10,000	-	$425	$10,425
Class I
Shares	12,000	-	471	12,471
Value	$240,000	-	$10,811	$250,811

Dividend Plus Fund:	Sold	Redeemed	Reinvested	Net Increase
Class A
Shares	500	-	51	551
Value	$10,000	-	$1,152	$11,152
Class I
Shares	12,000	-	1,261	13,261
Value	$240,000	-	$28,291	$268,291

Mid Cap Value Fund:	Sold	Redeemed	Reinvested	Net Increase
Class A
Shares	500	-	37	537
Value	$10,000	-	$899	$10,899
Class I
Shares	12,000	-	919	12,919
Value	$240,000	-	$22,242	$262,242

Snow Capital Family of Funds	SEMI-ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2014 (Unaudited)

4.	INVESTMENT TRANSACTIONS

For the six month period ended August 31, 2014, aggregate purchases and sales of investment securities (excluding short-term investments) for Funds were as follows:

Fund	Purchases	Sales
Focused Value Fund:	$184,467	$170,072
Hedged Equity Fund	10,068,601	550,435
Market Plus Fund	159,766	148,152
Inflation Advantaged Equities Fund	123,297	129,188
Dividend Plus Fund	135,921	132,172
Mid Cap Value Fund	110,059	132,148

There were no government securities purchased or sold during the period.

5.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Funds have entered into Investment Advisory Agreements (the “Advisory Agreements”) with the Adviser.  Pursuant to the Advisory Agreements, the Adviser provides investment management services to the Funds in accordance with their investment objectives, policies and restrictions. As compensation for the investment advisory services provided to the Funds, the Adviser will receive a monthly management fee equal to an annual rate of each Fund’s net assets for Class A and I shares as follows:

Fund	Management Fee Rate	Accrued
Focused Value Fund:	0.90%	$1,608
Hedged Equity Fund	1.00%	6,547
Market Plus Fund	0.50%	841
Inflation Advantaged Equities Fund	1.00%	1,569
Dividend Plus Fund	0.75%	1,224
Mid Cap Value Fund	0.75%	1,292

The Adviser and the Funds have entered into an Expense Limitation Agreement (“Expense Agreements”) under which the Adviser has agreed to waive or reduce its fees and to assume other expenses of each Fund, if necessary, in an amount that limits annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired fund fees and expenses, shareholder servicing fees, extraordinary expenses, dividend and interest expenses in connection with securities sold short and payments, if any, under the Rule 12b-1 Plan) to not more than the following average daily net assets of each of the Funds through April 30, 2015:

Fund	Expense Limitation	Management Fees Waived	Expenses Reimbursed
Focused Value Fund:	1.15%	$1,608	$20,820
Hedged Equity Fund	1.25%	6,547	17,078
Market Plus Fund	0.75%	841	23,184
Inflation Advantaged Equities Fund	1.25%	1,569	21,457
Dividend Plus Fund	1.00%	1,224	21,798
Mid Cap Value Fund	1.00%	1,292	21,998

Snow Capital Family of Funds	SEMI-ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2014 (Unaudited)

5.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

If, at any time, the annualized expenses of Funds were less than the annualized expense ratios, the Trust, on behalf of Funds, would reimburse the Adviser for any fees previously waived and/or expenses previously assumed; provided, however, that repayment would be payable only to the extent that it (a) can be made during the three (3) years following the time at which the adviser waived fees or assumed expenses for the Funds, and (b) can be repaid without causing the expenses of Funds to exceed the annualized expense ratios.

At August 31, 2014, the cumulative unreimbursed amount paid and/or waived by the Adviser on behalf of the Funds that may be recouped no later than the dates stated below:
Fund	February 28, 2017	February 28, 2018	Totals
Focused Value Fund:	$41,973	$22,428	$64,401
Hedged Equity Fund	44,997	23,625	68,622
Market Plus Fund	45,295	24,025	69,320
Inflation Advantaged Equities Fund	43,053	23,026	66,079
Dividend Plus Fund	43,459	23,022	66,481
Mid Cap Value Fund	43,536	23,290	66,826

The Fund has entered into an Investment Company Services Agreement (the “Services Agreement”) with M3Sixty Administration, LLC (“M3Sixty”). Pursuant to the Services Agreement, M3Sixty will provide day-to-day operational services to the Fund including, but not limited to:  (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Fund's portfolio securities; (d) pricing the Fund's shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Fund's legal compliance; (j) maintaining shareholder account records.

For the six month period ended August 31, 2014, the Funds accrued servicing fees as follows:

Fund	Service Fees
Focused Value Fund:	$12,618
Hedged Equity Fund	13,332
Market Plus Fund	12,603
Inflation Advantaged Equities Fund	12,585
Dividend Plus Fund	12,595
Mid Cap Value Fund	12,608

Certain officers of the Funds are also employees of M3Sixty.

The Fund has entered into a Distribution Agreement (the “Distribution Agreement”) with Matrix Capital Group, Inc. (the “Distributor”). Pursuant to the Distribution Agreement, the Distributor will provide distribution services to the Funds. The Distributor serves as underwriter/distributor of the Funds.

The Funds have adopted a Distribution Plan (“Plan”) pursuant to Rule 12b-1 of the 1940 Act for the Funds. The Funds may expend up to 0.25% for Class A shares of a Fund’s average daily net assets annually to pay for any activity primarily intended to result in the sale of shares of the Funds and the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made..

Snow Capital Family of Funds	SEMI-ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2014 (Unaudited)

5.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

The distribution plans for the Class A shares of the Funds took effect March 28, 2013. For the six month period ended August 31, 2014, the Funds accrued 12b-1 expenses attributable to Class A shares as follows:

Fund	Class A 12b-1 Fees
Focused Value Fund:	$18
Hedged Equity Fund	16
Market Plus Fund	17
Inflation Advantaged Equities Fund	16
Dividend Plus Fund	16
Mid Cap Value Fund	17

6.	TAX MATTERS

There were no distributions paid by the Funds during the six month period ended August 31, 2014.

The tax character of distributions paid during the period since inception of March 28, 2013 through February 28, 2014 for the Funds were as follows.

Fund	Ordinary Income
Focused Value Fund:	$36,813
Hedged Equity Fund	58,816
Market Plus Fund	25,369
Inflation Advantaged Equities Fund	11,235
Dividend Plus Fund	29,443
Mid Cap Value Fund	23,141

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at August 31, 2014 were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Focused Value Fund	$327,397	$53,210	$(2,772)	$50,438
Hedged Equity Fund	7,868,505	323,156	(129,783)	193,373
Market Plus Fund	306,586	46,140	(1,964)	44,176
Inflation Advantaged Equities Fund	283,254.	47,891	(5,606)	42,285
Dividend Plus Fund	309,556	35,920	(6,923)	28,997
Mid Cap Value Fund	305,054	56,369	(5,362)	51,007

The difference between book basis unrealized appreciation and tax-basis unrealized appreciation for the Hedged Equity Fund is attributable primarily to the tax deferral of losses on wash sales.

Snow Capital Family of Funds	SEMI-ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2014 (Unaudited)

6.	TAX MATTERS (continued)

The Funds’ tax basis distributable earnings are determined only at the end of each fiscal year. The tax character of distributable earnings (deficit) at February 28, 2014, the Funds’ most recent fiscal year end, was as follows:

Fund	Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Capital Gains	Post-December Ordinary Loss	Total Distributable Earnings
Focused Value Fund	$50,130	$1	$-	$-	$50,131
Hedged Equity Fund	46,985	-	-	(35)	46,950
Market Plus Fund	42,164	-	-	-	42,164
Inflation Advantaged Equities Fund	36,492	-	-	-	36,492
Dividend Plus Fund	27,070	-	-	-	27,070
Mid Cap Value Fund	51,459	75	-	-	51,534

The undistributed ordinary income and capital gains shown above differ from corresponding accumulated net investment income and accumulated net realized gain (loss) figures reported in the statements of assets and liabilities due to differing book/tax treatment of short-term capital gains, and certain temporary book/tax differences due to the tax deferral of losses on wash sales.

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year. The Funds’ carryforward losses, post-October losses and post-December losses are determined only at the end of each fiscal year. As of February 28, 2014, the Funds elected to defer net ordinary losses as indicated in the chart below.

	Post-October Losses		Post-December Losses
Fund	Deferred	Utilized	Deferred	Utilized
Focused Value Fund	$-	$-	$-	$-
Hedged Equity Fund	-	-	35	-
Market Plus Fund	-	-	-	-
Inflation Advantaged Equities Fund	-	-	-	-
Dividend Plus Fund	-	-	-	-
Mid Cap Value Fund	-	-	-	-

Under the Regulated Investment Company Modernization Act of 2010 (the Act), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term.  As of February 28, 2014, the Funds had no capital loss carryforwards for federal income tax purposes.

7.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of August 31, 2014, Snow Capital Management, L.P. held 100% of the Funds’ Class A & Class I shares outstanding except for the Hedged Equity Fund Class I shares.  Brown, Brothers Harriman & Co. held 94% of the Hedged Equity Fund Class I shares.

Snow Capital Family of Funds	SEMI-ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2014 (Unaudited)

8.	COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

9.	SUBSEQUENT EVENTS

In accordance with GAAP, Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

10.	RECENT ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standard Board issued ASU No. 2014-11 “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures.” ASU No. 2014- 11 makes limited changes to the accounting for repurchase agreements, clarifies when repurchase agreements and securities lending transactions should be accounted for as secured borrowings, and requires additional disclosures regarding these types of transactions. The guidance is effective for fiscal years beginning after December 15, 2014, and for interim periods within those fiscal years. Management is currently evaluating the impact these disclosures will have on the Fund’s financial statement disclosures.

Snow Capital Family of Funds	SEMI-ANNUAL REPORT
ADDITIONAL INFORMATION
August 31, 2014 (Unaudited)

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Shareholder Tax Information - The Funds are required to advise you within 60 days of the Fund’s fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year.

Tax information is reported from the Funds’ fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2015 to determine the calendar year amounts to be included on their 2014 tax returns. Shareholders should consult their own tax advisors.

Snow Capital Family of Funds	SEMI-ANNUAL REPORT
ADDITIONAL INFORMATION
August 31, 2014 (Unaudited)

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS - (Unaudited)

Remuneration Paid to Trustees and Officers - Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust.  Each Trustee who is not an “interested person” receives a fee of $500 each year plus $100 per Board or committee meeting attended per Fund, provided, that the Fund is in the incubation stage.  The Trust reimburses each Trustee and officer for their travel and other expenses relating to attendance at such meetings.

Name of Trustee1	Aggregate Compensation From the Snow Capital Family Funds2	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Snow Capital Family Funds Paid to Trustees2
Independent Directors
Art Falk	$3,300	None	None	$3,300
Thomas Krausz	$3,300	None	None	$3,300
Tom M. Wirtshafter	$3,300	None	None	$3,300
Interested Trustees and Officers
Randall K. Linscott	None	Not Applicable	Not Applicable	None
Robert S. Driessen	None	Not Applicable	Not Applicable	None
Brandon Byrd	None	Not Applicable	Not Applicable	None
Larry Beaver	None	Not Applicable	Not Applicable	None

1	Each of the Trustees serves as a Trustee to six (6) Snow Capital Family of Funds of the Trust. The Trust currently offers thirteen (13) series of shares.

2	Figures are for the six month period ended August 31, 2014. Each of the Funds paid each Trustee $550 for the period.

Snow Capital Family of Funds	SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses - (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as the redemption fee imposed by the Fund for certain short-term redemptions; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The table below illustrates an example investment of $1,000 at the beginning of the period (03/01/14) and held for the entire period of 03/01/14 through 08/31/14.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made on 09/01/13). You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the period from 03/01/14 through 08/31/14

Focused Value Fund:	Beginning Account Value (03/01/2014)	Annualized Expense Ratio for the Period	Ending Account Value (08/31/2014)	Expenses Paid During Period
Actual Fund Return (in parentheses)
Class A (+12.82%)	$1,000.00	1.40%	$1,128.23	$7.51	(a)
Class I (+12.98%)	$1,000.00	1.15%	$1,129.84	$6.17	(a)
Hypothetical 5% Fund Return
Class A	$1,000.00	1.40%	$1,018.10	$7.12	(b)
Class I	$1,000.00	1.15%	$1,019.40	$5.85	(b)
Hedged Equity Fund:
Actual Fund Return (in parentheses)
Class A (+10.57%)	$1,000.00	1.92%	$1,113.34	$10.19	(a)
Class I (+10.68%)	$1,000.00	1.67%	$1,106.85	$8.87	(a)
Hypothetical 5% Fund Return
Class A	$1,000.00	1.92%	$1,015.50	$9.75	(b)
Class I	$1,000.00	1.67%	$1,016.80	$8.49	(b)

Snow Capital Family of Funds	SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses - (Unaudited)(continued)

Market Plus Fund:	Beginning Account Value (03/01/2014)	Annualized Expense Ratio for the Period	Ending Account Value (08/31/2014)	Expenses Paid During Period
Actual Fund Return (in parentheses)
Class A (+11.33%)	$1,000.00	1.00%	$1,113.34	$5.33	(a)
Class I (+11.42%)	$1,000.00	0.75%	$1,114.15	$4.00	(a)
Hypothetical 5% Fund Return
Class A	$1,000.00	1.00%	$1,020.20	$5.09	(b)
Class I	$1,000.00	0.75%	$1,021.40	$3.82	(b)
Inflation Advantaged Equities Fund:
Actual Fund Return (in parentheses)
Class A (+10.12%)	$1,000.00	1.50%	$1,101.22	$7.94	(a)
Class I (+10.25%)	$1,000.00	1.25%	$1,102.53	$6.62	(a)
Hypothetical 5% Fund Return
Class A	$1,000.00	1.50%	$1,017.60	$7.63	(b)
Class I	$1,000.00	1.25%	$1,018.90	$6.36	(b)
Dividend Plus Fund:
Actual Fund Return (in parentheses)
Class A (+11.31%)	$1,000.00	1.25%	$1,113.11	$6.66	(a)
Class I (+11.49%)	$1,000.00	1.00%	$1,114.92	$5.33	(a)
Hypothetical 5% Fund Return
Class A	$1,000.00	1.25%	$1,018.90	$6.36	(b)
Class I	$1,000.00	1.00%	$1,020.20	$5.09	(b)
Mid Cap Value Fund:
Actual Fund Return (in parentheses)
Class A (+11.44%)	$1,000.00	1.25%	$1,114.43	$6.36	(a)
Class I (+11.60%)	$1,000.00	1.00%	$1,116.04	$5.09	(a)
Hypothetical 5% Fund Return
Class A	$1,000.00	1.25%	$1,018.90	$6.36	(b)
Class I	$1,000.00	1.00%	$1,020.20	$5.09	(b)

(a)	Expenses are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.
(b)	Expenses are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 1-877-244-6235. Please read it carefully before you invest or send money.

Snow Capital Family of Funds	SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses - (Unaudited)(continued)

Total Fund operating expense ratios as stated in the current Fund prospectus dated July 1, 2014 for the Funds were as follows:
Focused Value Fund Class A, gross of fee waivers or expense reimbursements	17.19%
Focused Value Fund Class A, after waiver and reimbursement*	1.43%
Focused Value Fund Class I, gross of fee waivers or expense reimbursements	16.94%
Focused Value Fund Class I, after waiver and reimbursement*	1.18%
Hedged Equity Fund Class A, gross of fee waivers or expense reimbursements	10.92%
Hedged Equity Fund Class A, after waiver and reimbursement*	1.95%
Hedged Equity Fund Class I, gross of fee waivers or expense reimbursements	10.68%
Hedged Equity Fund I, after waiver and reimbursement*	1.70%
Market Plus Fund Class A, gross of fee waivers or expense reimbursements	18.39%
Market Plus Fund Class A, after waiver and reimbursement*	1.02%
Market Plus Fund Class I, gross of fee waivers or expense reimbursements	18.14%
Market Plus Fund Class I, after waiver and reimbursement*	0.77%
Inflation Advantaged Equities Fund Class A, gross of fee waivers or expense reimbursements	18.75%
Inflation Advantaged Equities Fund Class A, after waiver and reimbursement*	1.54%
Inflation Advantaged Equities Fund Class I, gross of fee waivers or expense reimbursements	18.50%
Inflation Advantaged Equities Fund Class I, after waiver and reimbursement*	1.29%
Dividend Plus Fund Class A, gross of fee waivers or expense reimbursements	18.31%
Dividend Plus Fund Class A, after waiver and reimbursement*	1.27%
Dividend Plus Fund Class I, gross of fee waivers or expense reimbursements	18.07%
Dividend Plus Fund Class I, after waiver and reimbursement*	1.02%
Mid Cap Value Fund Class A, gross of fee waivers or expense reimbursements	17.82%
Mid Cap Value Fund Class A, after waiver and reimbursement*	1.28%
Mid Cap Value Fund Class I, gross of fee waivers or expense reimbursements	17.57%
Mid Cap Value Fund Class I, after waiver and reimbursement*	1.03%
* Snow Capital Management L.P. (the “Adviser”) has entered into an Expense Limitation Agreement with the Funds under which it has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limits the Funds’ annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired funds fees and expenses, extraordinary expenses, dividend and interest expenses related to short investments, and payments, if any, under the Rule 12b-1 Plan) to not more than 1.15, 1.25%, 0.75%, 1.25%, 1.00% and 1.00% for the Focused Value Fund, Hedged Equity Fund, Market Plus Fund, Inflation Advantaged Equities Fund, Dividend Plus Fund and Mid Cap Value Fund, respectively through at least April 30, 2015. Subject to approval by the Funds’ Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Funds within the three fiscal years following the year in which such waiver occurred, if the Funds are able to make the payment without exceeding the expense limitation in effect at that time.   The current contractual agreement cannot be terminated prior to at least one year after the effective date without the Board of Trustees’ approval.  Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 5) sections of this report for gross and net expense related disclosures during the six month period ended August 31, 2014.

360 FUNDS
4520 Main Street
Suite 1425
Kansas City, MO 64111

INVESTMENT ADVISER
Snow Capital Management, L.P.
2000 Georgetowne Drive
Suite 200
Sewickley, PA 15143

ADMINISTRATOR & TRANSFER AGENT
M3Sixty Administration, LLC
4520 Main Street
Suite 1425
Kansas City, MO 64111

DISTRIBUTOR
Matrix Capital Group, Inc.
242 East 72nd Street
New York, NY 10021

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Sanville & Company
1514 Old York Road
Abington, PA 19001

LEGAL COUNSEL
Graydon Head & Ritchey LLP
1900 Fifth Third Center
511 Walnut Street
Cincinnati, OH 45202

CUSTODIAN BANK
U.S. Bank, N.A
425 Walnut Street
Cincinnati, OH 45202

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENT

Included in semi-annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS

(1)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

360 Funds

/s/ Randy Linscott
By Randy Linscott
President,
Date: November 3, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Randy Linscott
By Randy Linscott
President
Date: November 3, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Larry E. Beaver, Jr.
By Larry E. Beaver, Jr.
Treasurer
Date: November 3, 2014